Schedule of Segment Reporting Significant Expense (Details) - Titan Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Research and development costs						$ 1,913
Salaries and employee compensation benefits	$ 15		$ 45	$ 1,505	1,505	2,709
Professional fees	404	499	1,087	1,223	1,628	1,538
Insurance expenses	110	121	328	368	485	580
Board of directors’ fees	49	52	128	417	457	476
Total	$ 578	$ 672	$ 1,588	$ 3,513	$ 4,075	$ 7,216